Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 97.8%

AUSTRALIA — 2.3%
Netwealth Group Ltd.	17,685	$302,625
Vulcan Energy Resources Ltd. *	14,023	43,745
		346,370
BELGIUM — 0.8%
Melexis NV	1,496	123,779

CANADA — 4.5%
Docebo, Inc. *	6,390	281,974
Kinaxis, Inc. *	3,265	387,879
		669,853
CHINA — 3.7%
Airtac International Group	14,229	407,534
Xtep International Holdings Ltd.	196,500	150,108
		557,642
CZECH REPUBLIC — 0.7%
WAG Payment Solutions PLC *	89,933	101,960

DENMARK — 1.7%
ALK-Abello A/S *	9,773	250,999

FINLAND — 0.3%
Nanoform Finland PLC *	22,681	39,689

FRANCE — 0.1%
Cellectis SA ADR *	8,846	18,930

GERMANY — 7.2%
Aumann AG	3,322	43,817
Auto1 Group SE *	19,326	219,147
Hypoport SE *	1,976	652,391
Tonies SE, Class A *	20,796	152,138
Veganz Group AG *	716	4,876
		1,072,369
HONG KONG — 1.4%
Hypebeast Ltd.	481,000	12,994
Johnson Electric Holdings Ltd.	134,357	196,973
		209,967
INDIA — 3.2%
CreditAccess Grameen Ltd.	15,301	218,558
IndiaMart InterMesh Ltd.	2,766	97,376
PVR Inox Ltd. *	8,450	167,917
		483,851
ISRAEL — 1.9%
Maytronics Ltd.	24,150	54,284
Nayax Ltd. *	8,885	231,150
		285,434
ITALY — 7.3%
Brunello Cucinelli SpA	3,986	430,329
Reply SpA	2,627	396,150

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
Technogym SpA	25,940	$271,082
		1,097,561
JAPAN — 22.5%
Anicom Holdings, Inc.	11,200	53,378
Appier Group, Inc. *	11,700	145,830
Bengo4.com, Inc. *	9,800	204,756
CellSource Co., Ltd.	4,500	39,340
DMG Mori Co., Ltd.	11,800	251,697
eGuarantee, Inc.	10,300	101,810
Freee K.K. *	2,700	45,896
GA Technologies Co., Ltd. *	10,900	94,566
GMO Financial Gate, Inc.	3,300	165,132
Infomart Corp.	62,600	143,803
Inter Action Corp.	4,000	33,726
Iriso Electronics Co., Ltd.	4,900	87,242
Jade Group, Inc. *	11,500	167,093
JMDC, Inc.	6,600	214,888
Kamakura Shinsho Ltd.	21,300	79,664
Katitas Co., Ltd.	11,400	159,026
KH Neochem Co., Ltd.	11,100	162,572
Megachips Corp.	8,800	320,307
Optex Group Co., Ltd.	1,500	16,335
Raksul, Inc.	26,700	242,926
Sansan, Inc. *	16,500	248,251
Shima Seiki Manufacturing Ltd.	6,100	48,739
Tsugami Corp.	24,400	254,631
WealthNavi, Inc. *	11,000	88,540
		3,370,148
MALAYSIA — 0.4%
ViTrox Corp. Bhd	83,600	65,520

NETHERLANDS — 0.9%
Fugro NV	5,720	130,332

PHILIPPINES — 0.7%
Philippine Seven Corp.	83,720	108,838

SOUTH KOREA — 3.6%
Douzone Bizon Co., Ltd.	3,652	145,922
Hana Tour Service, Inc.	2,497	96,252
Koh Young Technology, Inc.	10,347	83,773
Park Systems Corp.	1,284	189,942
Wantedlab, Inc. *	4,359	16,763
		532,652
SWEDEN — 9.1%
AddTech AB, B Shares	12,863	385,621
Avanza Bank Holding AB	14,018	347,610
Cellavision AB	1,790	51,630
HMS Networks AB	4,255	169,362
Paradox Interactive AB	10,831	191,753
Storytel AB *	4,561	23,533
VNV Global AB *	23,434	48,207
Xvivo Perfusion AB *	3,008	151,299
		1,369,015

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
SWITZERLAND — 5.0%
Bossard Holding AG	884	$248,722
Sensirion Holding AG *	4,511	389,086
u-blox Holding AG *	1,230	113,306
		751,114
TAIWAN — 9.3%
Andes Technology Corp. *	5,301	62,749
ASPEED Technology, Inc.	3,100	419,193
Chroma ATE, Inc.	44,000	516,602
Global Unichip Corp.	10,000	343,282
TCI Co., Ltd.	12,148	52,624
		1,394,450
UNITED KINGDOM — 9.5%
Alpha Group International PLC	14,077	415,927
Angle PLC *	88,524	9,764
dotdigital group PLC	73,839	87,268
Games Workshop Group PLC	2,350	338,080
Molten Ventures PLC *	17,229	93,059
Oxford Nanopore Technologies PLC *	69,940	148,768
Team17 Group PLC *	22,496	81,205
Trustpilot Group PLC *	59,794	180,668
Victoria PLC *	33,010	59,403
		1,414,142
UNITED STATES — 1.7%
Burford Capital Ltd.	19,574	258,947

TOTAL INVESTMENTS — 97.8%
(cost $13,539,623)		$14,653,562
Other assets less liabilities — 2.2%		333,849
NET ASSETS — 100.0%		$14,987,411

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,906,137	$11,747,425	$—	$14,653,562
Total	$2,906,137	$11,747,425	$—	$14,653,562

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.